POSTRETIREMENT BENEFIT PLANS - Funding Status by Plan Type (Details) - USD ($) $ in Millions	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	$ 70,811	$ 70,811	$ 98,863
Fair Value of Assets	59,666	59,666	83,522
Deficit/(Surplus)	11,145	11,145	15,341
HealthCare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	23,513
Fair Value of Assets	19,291
Deficit/(Surplus)	4,222
Power and Renewables
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	17,503
Fair Value of Assets	15,987
Deficit/(Surplus)	1,516
Aerospace
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	29,795
Fair Value of Assets	24,388
Deficit/(Surplus)	5,407
Discontinued operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		23,513	32,720
Fair Value of Assets		19,291	26,937
Deficit/(Surplus)		4,222	5,783
Continuing operations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		47,298	66,143
Fair Value of Assets		40,375	56,585
Deficit/(Surplus)		6,923	9,558
Subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		60,212	84,771
Fair Value of Assets		59,505	83,270
Deficit/(Surplus)		707	1,501
Not subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		10,599	14,092
Fair Value of Assets		161	252
Deficit/(Surplus)		10,438	13,840
Principal pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		53,591	72,299	$ 76,298
Fair Value of Assets		44,993	60,990	58,843
Deficit/(Surplus)		8,598	11,309
Principal pension plans | GE Pension Plan | HealthCare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	15,968
Fair Value of Assets	14,860
Deficit/(Surplus)	1,108
Principal pension plans | GE Pension Plan | Power and Renewables
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	10,068
Fair Value of Assets	9,594
Deficit/(Surplus)	474
Principal pension plans | GE Pension Plan | Aerospace
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	22,098
Fair Value of Assets	20,539
Deficit/(Surplus)	1,559
Principal pension plans | GE Pension Plan | Subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		48,134	65,073
Fair Value of Assets		44,993	60,990
Deficit/(Surplus)		3,141	4,083
Principal pension plans | GE Supplementary Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		5,457	7,226
Principal pension plans | GE Supplementary Pension Plan | HealthCare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	2,033
Fair Value of Assets	0
Deficit/(Surplus)	2,033
Principal pension plans | GE Supplementary Pension Plan | Power and Renewables
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	510
Fair Value of Assets	0
Deficit/(Surplus)	510
Principal pension plans | GE Supplementary Pension Plan | Aerospace
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	2,914
Fair Value of Assets	0
Deficit/(Surplus)	2,914
Principal pension plans | GE Supplementary Pension Plan | Not subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		5,457	7,226
Fair Value of Assets		0	0
Deficit/(Surplus)		5,457	7,226
Other pension plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		13,916	22,256	24,658
Fair Value of Assets		14,663	22,490	21,506
Deficit/(Surplus)		(747)	(234)
Other pension plans | HealthCare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	4,363
Fair Value of Assets	4,431
Deficit/(Surplus)	(68)
Other pension plans | Power and Renewables
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	6,124
Fair Value of Assets	6,393
Deficit/(Surplus)	(269)
Other pension plans | Aerospace
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	3,429
Fair Value of Assets	3,839
Deficit/(Surplus)	(410)
Other pension plans | Subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		12,078	19,698
Fair Value of Assets		14,512	22,280
Deficit/(Surplus)		(2,434)	(2,582)
Other pension plans | Not subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		1,838	2,558
Fair Value of Assets		151	210
Deficit/(Surplus)		1,687	2,348
Principal retiree benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		3,304	4,308	5,019
Fair Value of Assets		10	42	$ 134
Deficit/(Surplus)		3,294	4,266
Principal retiree benefit plans | HealthCare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	1,149
Fair Value of Assets	0
Deficit/(Surplus)	1,149
Principal retiree benefit plans | Power and Renewables
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	801
Fair Value of Assets	0
Deficit/(Surplus)	801
Principal retiree benefit plans | Aerospace
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation	1,354
Fair Value of Assets	10
Deficit/(Surplus)	$ 1,344
Principal retiree benefit plans | Not subject to regulatory funding
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit Obligation		3,304	4,308
Fair Value of Assets		10	42
Deficit/(Surplus)		$ 3,294	$ 4,266